Additional information from continuing operations on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Disclosure of detailed information about cash flow information [Table Text Block]
	2023	2022
	$	$

Interests received measured using the effective rate method	5,587	5,689
Interests paid on long-term debt	17,183	14,578
Income taxes paid	2,585	1,150

Changes in non-cash working capital items
Increase in amounts receivable	(4,564)	(4,844)
Decrease (increase) in other current assets	704	(76)
Increase in accounts payable and accrued liabilities	1,975	1,689
	(1,885)	(3,231)